UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

ITEM 1	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of August 31, 2016 (Unaudited)

Loomis Sayles Dividend Income Fund

Shares	Description	Value (†)
Common Stocks – 89.7% of Net Assets

	Aerospace & Defense – 1.9%
6,536	United Technologies Corp.	$695,627

	Automobiles – 2.9%
20,723	General Motors Co.(b)	661,478
7,416	Harley-Davidson, Inc.	390,823

		1,052,301

	Banks – 8.6%
20,263	BB&T Corp.	780,126
23,265	Fifth Third Bancorp	469,022
14,492	JPMorgan Chase & Co.(c)	978,210
16,883	Wells Fargo & Co.	857,656

		3,085,014

	Beverages – 1.7%
5,759	PepsiCo, Inc.	614,773

	Biotechnology – 2.8%
15,510	AbbVie, Inc.	994,191

	Chemicals – 2.5%
16,700	Dow Chemical Co. (The)	895,788

	Communications Equipment – 2.7%
30,485	Cisco Systems, Inc.	958,449

	Containers & Packaging – 2.1%
15,470	International Paper Co.	750,140

	Diversified Telecommunication Services – 2.4%
16,289	Verizon Communications, Inc.(c)	852,403

	Electric Utilities – 5.9%
5,827	Entergy Corp.	455,671
12,891	PG&E Corp.(b)	798,469
24,729	PPL Corp.	860,075

		2,114,215

	Electrical Equipment – 2.1%
11,433	Eaton Corp. PLC(c)	760,752

	Food Products – 1.3%
4,790	Hershey Co. (The)	478,473

	Hotels, Restaurants & Leisure – 1.5%
40,567	SeaWorld Entertainment, Inc.(b)	527,777

	Industrial Conglomerates – 2.1%
24,393	General Electric Co.(b)(c)	762,037

	Insurance – 3.3%
15,619	MetLife, Inc.	677,864

Shares	Description	Value (†)
Common Stocks – continued

	Insurance – continued
25,877	Old Republic International Corp.	$497,615

		1,175,479

	Leisure Products – 1.2%
12,635	Mattel, Inc.	418,598

	Media – 0.9%
3,704	Omnicom Group, Inc.	319,026

	Multiline Retail – 1.1%
9,295	Kohl’s Corp.	412,512

	Oil, Gas & Consumable Fuels – 7.1%
7,861	Chevron Corp.(c)	790,659
10,420	Energy Transfer Partners LP	416,175
21,701	PBF Energy, Inc., Class A	475,252
16,899	Royal Dutch Shell PLC, B Shares, Sponsored ADR	873,509

		2,555,595

	Pharmaceuticals – 11.2%
4,429	Eli Lilly & Co.	344,355
25,365	GlaxoSmithKline PLC, Sponsored ADR	1,102,363
15,758	Merck & Co., Inc.(b)	989,445
31,199	Pfizer, Inc.(c)	1,085,725
12,930	Sanofi, Sponsored ADR	497,417

		4,019,305

	REITs - Diversified – 3.5%
28,098	Outfront Media, Inc.	627,147
20,387	Weyerhaeuser Co.	649,326

		1,276,473

	REITs - Hotels – 4.0%
42,267	Host Hotels & Resorts, Inc.	753,198
13,135	Ryman Hospitality Properties, Inc.	708,765

		1,461,963

	Road & Rail – 2.3%
8,754	Norfolk Southern Corp.	822,001

	Semiconductors & Semiconductor Equipment – 2.6%
14,673	QUALCOMM, Inc.	925,426

	Software – 2.8%
17,320	Microsoft Corp.	995,207

	Technology Hardware, Storage & Peripherals – 1.6%
5,432	Apple, Inc.	576,335

	Tobacco – 3.7%
4,168	British American Tobacco PLC, Sponsored ADR	517,624
8,223	Philip Morris International, Inc.(c)	821,724

		1,339,348

Shares	Description	Value (†)
Common Stocks – continued

	Transportation Infrastructure – 1.9%
8,662	Macquarie Infrastructure Corp.	$692,440

	Wireless Telecommunication Services – 2.0%
23,997	Vodafone Group PLC, Sponsored ADR	735,508

	Total Common Stocks (Identified Cost $30,448,471)	32,267,156

Preferred Stocks – 4.4%

	Integrated Energy – 1.3%
7,222	Hess Corp., 8.000%	477,663

	Pharmaceuticals – 3.1%
742	Allergan PLC, Series A, 5.500%	617,834
589	Teva Pharmaceutical Industries Ltd., 7.000%	502,417

		1,120,251

	Total Preferred Stocks (Identified Cost $1,659,249)	1,597,914

Principal Amount
Bonds and Notes – 2.8%

	Consumer Cyclical Services – 0.1%
$ 45,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	47,475

	Electric – 0.3%
100,000	AES Corp. (The), 5.500%, 4/15/2025	102,875

	Finance Companies – 0.9%
370,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(d)(e)	303,400

	Healthcare – 0.5%
150,000	HCA, Inc., 7.500%, 11/06/2033	164,250

	Independent Energy – 0.1%
50,000	WPX Energy, Inc., 5.250%, 1/15/2017	50,250

	Supermarkets – 0.8%
280,000	New Albertson’s, Inc., 8.000%, 5/01/2031	283,500

	Transportation Services – 0.1%
75,000	APL Ltd., 8.000%, 1/15/2024(d)(e)	49,500

	Total Bonds and Notes (Identified Cost $938,722)	1,001,250

Principal Amount	Description	Value (†)
Short-Term Investments – 3.1%
$ 1,135,106	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/2016 at 0.030% to be repurchased at $1,135,107 on 9/01/2016 collateralized by $1,085,000 U.S. Treasury Note, 2.500% due 8/15/2023 valued at $1,162,306 including accrued interest(f) (Identified Cost $1,135,106)	$1,135,106

	Total Investments – 100.0% (Identified Cost $34,181,548)(a)	36,001,426
	Other assets less liabilities – (0.0)%	(16,970)

	Net Assets – 100.0%	$35,984,456

Shares
Written Options – (0.0%)

	Options on Securities – (0.0%)
3,000	Deere & Co., Put , expiring September 16, 2016 at 70(g)	$(330)
5,000	Fifth Third Bancorp, Call , expiring October 21, 2016 at 20(g)	(3,525)
3,700	Omnicom Group, Inc., Call , expiring October 21, 2016 at 87.5000(g)	(4,810)

	Total Written Options (Premiums Received $6,561)	$(8,665)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been substantiated by the adviser are considered and classified as fair valued securities.

As of August 31, 2016, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets
$352,900	1.0%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At August 31, 2016, the net unrealized appreciation on investments based on a cost of $34,181,548 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,752,545
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(932,667)

Net unrealized appreciation	$1,819,878

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(d)	Illiquid security.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At August 31, 2016, the value of these securities amounted to $352,900 or 1.0% of net assets.

(f)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of August 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(g)	The Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid. When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$32,267,156	$—	$—	$32,267,156
Preferred Stocks
Pharmaceuticals	617,834	502,417	—	1,120,251
Integrated Energy	477,663	—	—	477,663

Total Preferred Stocks	1,095,497	502,417	—	1,597,914

Bonds and Notes*	—	1,001,250	—	1,001,250

Short-Term Investments	—	1,135,106	—	1,135,106

Total	$33,362,653	$2,638,773	$—	$36,001,426

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$(8,665)	$—	$—	$(8,665)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended August 31, 2016 there were no transfers among Levels 1, 2 and 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair values as of November 30, 2015 and/or August 31, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of November 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at August 31, 2016
Bonds and Notes
Non-Convertible Bonds

Chemicals	$48,840	$862	$(66,223)	$90,021	$—	$(73,500)	$—	$—	$—	$—

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include option contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns and may use written put options to offset the cost of options used for hedging purposes. The Fund may also use purchased call options, written call options and written put options for investment purposes. During the period ended August 31, 2016, the Fund engaged in written call option transactions for hedging purposes and written put option transactions for investment purposes.

The following is a summary of derivative instruments for the Fund, as of August 31, 2016:

Liabilities	Options written at value
Exchange-traded/cleared liability derivatives Equity contracts	$(8,665)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of August 31, 2016:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$500,143	$500,143

Industry Summary at August 31, 2016 (Unaudited)
Pharmaceuticals	14.3%
Banks	8.6
Oil, Gas & Consumable Fuels	7.1
Electric Utilities	5.9
REITs - Hotels	4.0
Tobacco	3.7
REITs - Diversified	3.5
Insurance	3.3
Automobiles	2.9
Software	2.8
Biotechnology	2.8
Communications Equipment	2.7
Semiconductors & Semiconductor Equipment	2.6
Chemicals	2.5
Diversified Telecommunication Services	2.4
Road & Rail	2.3
Industrial Conglomerates	2.1
Electrical Equipment	2.1
Containers & Packaging	2.1
Wireless Telecommunication Services	2.0
Other Investments, less than 2% each	17.2
Short-Term Investments	3.1

Total Investments	100.0
Other assets less liabilities (including open written options)	(0.0)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of August 31, 2016 (Unaudited)

Loomis Sayles Emerging Markets Opportunities Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 94.0% of Net Assets

	Argentina – 2.2%
$ 150,000	Argentina Bonar Bonds, Series X, 7.000%, 4/17/2017	$153,834
365,000	Republic of Argentina, 6.250%, 4/22/2019, 144A	388,404

		542,238

	Barbados – 0.8%
200,000	Columbus International, Inc., 7.375%, 3/30/2021, 144A	214,000

	Brazil – 3.9%
250,000	Itau Unibanco Holding S.A., EMTN, 2.850%, 5/26/2018	249,975
130,000	Petrobras Global Finance BV, 4.875%, 3/17/2020	127,400
150,000	Petrobras Global Finance BV, 5.375%, 1/27/2021	144,562
250,000	Republic of Brazil, 5.875%, 1/15/2019	272,500
200,000	Tupy Overseas S.A., 6.625%, 7/17/2024, 144A	201,200

		995,637

	Chile – 2.8%
200,000	Cencosud S.A., 5.150%, 2/12/2025, 144A	215,420
237,753	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	228,837
240,000	VTR Finance BV, 6.875%, 1/15/2024	251,928

		696,185

	China – 6.0%
215,000	Baidu, Inc., 3.500%, 11/28/2022(b)	225,782
270,000	Bestgain Real Estate Ltd., 2.625%, 3/13/2018(b)	270,133
250,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A(b)	271,897
280,000	CNOOC Finance 2013 Ltd., 3.000%, 5/09/2023(b)	285,439
225,000	ENN Energy Holdings Ltd., 6.000%, 5/13/2021, 144A(b)	255,022
200,000	Tencent Holdings Ltd., 3.375%, 5/02/2019, 144A(b)	207,504

		1,515,777

	Colombia – 3.2%
235,000	Colombia Government International Bond, 7.375%, 1/27/2017(b)	240,405
235,000	Empresa de Energia de Bogota S.A. E.S.P., 6.125%, 11/10/2021(b)	244,106

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Colombia – continued
$ 260,000	Oleoducto Central S.A., 4.000%, 5/07/2021, 144A(b)	$264,030
100,000	Pacific Exploration and Production Corp., 5.125%, 3/28/2023, 144A(c)	17,500
275,000	Pacific Exploration and Production Corp., 5.375%, 1/26/2019, 144A(c)	48,125

		814,166

	Croatia – 2.7%
200,000	Agrokor d.d., 8.875%, 2/01/2020	211,700
200,000	Hrvatska Elektroprivreda, 5.875%, 10/23/2022, 144A	216,750
240,000	Republic of Croatia, 6.250%, 4/27/2017, 144A	246,912

		675,362

	Guatemala – 0.9%
225,000	Central American Bottling Corp., 6.750%, 2/09/2022	233,438

	Hong Kong – 2.0%
265,000	PCCW-HKT Capital No. 5 Ltd., 3.750%, 3/08/2023(b)	282,782
200,000	Swire Pacific MTN Financing Ltd., EMTN, 4.500%, 10/09/2023(b)	226,075

		508,857

	Hungary – 2.6%
240,000	Hungary Government International Bond, 4.125%, 2/19/2018	247,932
400,000	Magyar Export-Import Bank Zrt, 4.000%, 1/30/2020, 144A	412,080

		660,012

	India – 4.9%
260,000	Bharti Airtel International BV, 5.350%, 5/20/2024, 144A(b)	290,193
200,000	Greenko Investment Co., 4.875%, 8/16/2023, 144A	197,773
200,000	HT Global IT Solutions Holdings Ltd., 7.000%, 7/14/2021, 144A	210,000
220,000	NTPC Ltd., EMTN, 5.625%, 7/14/2021(b)	249,782
250,000	Reliance Industries Ltd., 4.125%, 1/28/2025, 144A(b)	264,280
200,000	Rolta Americas LLC, 8.875%, 7/24/2019, 144A(c)	21,750

		1,233,778

	Indonesia – 6.0%
3,100,000,000	Indonesia Treasury Bond, 8.250%, 7/15/2021, (IDR)	247,486
200,000	Listrindo Capital BV, 6.950%, 2/21/2019, 144A	207,022

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Indonesia – continued
$ 340,000	Pelabuhan Indonesia III PT, 4.875%, 10/01/2024, 144A(b)	$368,560
215,000	Pertamina Persero PT, EMTN, 4.300%, 5/20/2023(b)	224,143
250,000	Republic of Indonesia, 6.875%, 1/17/2018, 144A(b)	267,924
200,000	TBG Global Pte Ltd., 4.625%, 4/03/2018	203,240

		1,518,375

	Israel – 1.7%
230,000	Israel Electric Corp. Ltd., 5.625%, 6/21/2018, 144A(b)	243,540
190,000	Teva Pharmaceutical Finance Netherlands III BV, 2.200%, 7/21/2021	190,197

		433,737

	Jamaica – 0.9%
250,000	Digicel Ltd., 6.000%, 4/15/2021, 144A	228,438

	Korea – 4.9%
240,000	GS Caltex Corp., 3.250%, 10/01/2018, 144A(b)	246,718
200,000	Kia Motors Corp., 2.625%, 4/21/2021, 144A	206,562
230,000	Korea Gas Corp., 4.250%, 11/02/2020(b)	253,725
200,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017(b)	202,080
275,000	Woori Bank, 5.875%, 4/13/2021(b)	315,203

		1,224,288

	Malaysia – 3.3%
245,000	Export-Import Bank of Malaysia Bhd, EMTN, 2.875%, 12/14/2017	249,230
200,000	Malayan Banking Bhd, EMTN, (fixed rate to 9/20/2017, variable rate thereafter), 3.250%, 9/20/2022(b)	202,360
970,000	Malaysia Government Bond, 3.620%, 11/30/2021, (MYR)	243,989
100,000	Petronas Capital Ltd., 7.875%, 5/22/2022, 144A(b)	130,338

		825,917

	Mexico – 12.1%
250,000	Alfa SAB de CV, 5.250%, 3/25/2024, 144A(b)	275,000
225,000	BBVA Bancomer S.A., 6.750%, 9/30/2022(b)	255,533
255,000	Fresnillo PLC, 5.500%, 11/13/2023, 144A(b)	284,325
250,000	Grupo KUO SAB de CV, 6.250%, 12/04/2022	262,187
131,980(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)(b)	703,834

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Mexico – continued
55,000(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	$303,313
240,000	Mexico Government International Bond, 5.625%, 1/15/2017(b)	243,600
250,000	Nemak SAB de CV, 5.500%, 2/28/2023, 144A	261,250
235,000	Office Depot de Mexico S.A. de CV, 6.875%, 9/20/2020, 144A	250,569
200,000	Unifin Financiera SAB de CV SOFOM ENR, 6.250%, 7/22/2019, 144A	200,500

		3,040,111

	Morocco – 1.0%
225,000	OCP S.A., 5.625%, 4/25/2024, 144A(b)	247,734

	Netherlands – 1.0%
245,000	GTH Finance BV, 6.250%, 4/26/2020, 144A	257,556

	Paraguay – 1.0%
240,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022	249,000

	Peru – 1.6%
190,000	InRetail Consumer, 5.250%, 10/10/2021, 144A	197,600
195,000	Union Andina de Cementos SAA, 5.875%, 10/30/2021, 144A	203,677

		401,277

	Philippines – 3.0%
240,000	Philippine Government International Bond, 4.200%, 1/21/2024(b)	275,134
240,000	Power Sector Assets and Liabilities Management Corp., 6.875%, 11/02/2016	242,112
205,000	Power Sector Assets and Liabilities Management Corp., 7.250%, 5/27/2019(b)	234,725

		751,971

	Poland – 1.0%
220,000	Republic of Poland, 6.375%, 7/15/2019	249,476

	Qatar – 1.3%
285,000	Ooredoo International Finance Ltd., 4.750%, 2/16/2021, 144A(b)	315,278

	Russia – 4.5%
265,000	Gazprom OAO Via Gaz Capital S.A., 3.850%, 2/06/2020, 144A(b)	265,477
245,000	MMC Norilsk Nickel OJSC via MMC Finance Ltd., 5.550%, 10/28/2020(b)	260,967
21,400,000	Russian Federal Bond - OFZ, Series 6214, 6.400%, 5/27/2020, (RUB)	305,670

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Russia – continued
$ 242,950	Russian Foreign Bond-Eurobond, 7.500%, 3/31/2030(b)	$295,184

		1,127,298

	Singapore – 1.2%
300,000	BOC Aviation Ltd., 3.000%, 3/30/2020, 144A(b)	306,607

	South Africa – 3.6%
125,000	AngloGold Ashanti Holdings PLC, 5.375%, 4/15/2020	131,312
200,000	Myriad International Holdings BV, 5.500%, 7/21/2025, 144A	211,604
250,000	Republic of South Africa, 6.875%, 5/27/2019(b)	278,750
3,950,000	South Africa Government Bond, Series R186, 10.500%, 12/21/2026, (ZAR)	294,004

		915,670

	Supranational – 0.8%
200,000	Banque Quest Africaine de Developpement, 5.500%, 5/06/2021, 144A	210,900

	Thailand – 0.9%
205,000	PTT Global Chemical PCL, 4.250%, 9/19/2022(b)	226,278

	Turkey – 7.8%
200,000	Akbank TAS, 4.000%, 1/24/2020, 144A(b)	198,440
240,000	Coca-Cola Icecek AS, 4.750%, 10/01/2018, 144A(b)	248,667
200,000	Export Credit Bank of Turkey, 5.375%, 2/08/2021, 144A	205,246
250,000	Republic of Turkey, 7.000%, 3/11/2019(b)	272,625
275,000	TC Ziraat Bankasi AS, 4.750%, 4/29/2021, 144A	274,337
265,000	Turk Telekomunikasyon AS, 3.750%, 6/19/2019, 144A(b)	267,650
880,000	Turkey Government Bond, 9.500%, 1/12/2022, (TRY)	300,052
200,000	Turkiye Is Bankasi AS, 5.375%, 10/06/2021, 144A	202,932

		1,969,949

	United Arab Emirates – 3.4%
275,000	Dolphin Energy Ltd., 5.500%, 12/15/2021, 144A(b)	315,164
230,000	DP World Ltd., 3.250%, 5/18/2020, 144A(b)	237,710
260,000	Dubai Electricity & Water Authority, 7.375%, 10/21/2020, 144A(b)	306,995

		859,869

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	United States – 1.0%
$ 260,000	Kosmos Energy Ltd., 7.875%, 8/01/2021, 144A	$249,600

	Total Bonds and Notes (Identified Cost $23,236,259)	23,698,779

Senior Loans – 0.4%

	United States – 0.4%
55,000	Coral U.S. Co-Borrower LLC, Term Loan B1, 5.500%, 12/30/2022(d)	55,298
45,000	Coral U.S. Co-Borrower LLC, Term Loan B2, 5.830%, 12/30/2022(d)	45,244

		100,542

	Total Senior Loans (Identified Cost $98,141)	100,542

Shares/Units of Currency(††)
Purchased Options – 0.1%

	Options on Securities – 0.1%
16,000	iShares® MSCI Brazil Capped ETF, Put expiring September 16, 2016 at 25(e)	240
30,000	iShares® MSCI Emerging Markets ETF, Call expiring November 18, 2016 at 38(e)	21,150
20,000	iShares® MSCI Emerging Markets ETF, Put expiring September 16, 2016 at 34(e)	1,800

	(Identified Cost $79,337)	23,190

	Over-the-Counter Options on Currency – 0.0%
800,000	RUB Call expiring September 01, 2016 at 73.7936(e)(f) (Identified Cost $13,744)	—

	Total Purchased Options (Identified Cost $93,081)	23,190

Principal Amount (‡)
Short-Term Investments – 2.5%
$ 629,712	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/2016 at 0.030% to be repurchased at $629,713 on 9/01/2016 collateralized by $600,000 U.S. Treasury Note, 2.500% due 8/15/2023 valued at $642,750 including accrued interest(g) (Identified Cost $629,712)	629,712

	Total Investments – 97.0% (Identified Cost $24,057,193)(a)	24,452,223
	Other assets less liabilities – 3.0%	758,855

	Net Assets – 100.0%	$25,211,078

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations.

Over-the-counter (“OTC”) options on exchange-traded funds (“ETFs”) are valued at the mid price (between the bid price and the ask price) supplied by an independent pricing service, if available. Options on ETFs not priced through an independent pricing service are valued based on quotations obtained from broker-dealers.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Options on securities are expressed as shares. Options on currency are expressed as units of currency.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At August 31, 2016, the net unrealized appreciation on investments based on a cost of $24,248,531 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$816,531
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(612,839)

Net unrealized appreciation	$203,692

At November 30, 2015, the Fund had a short-term capital loss carryforward of $503,527 with no expiration date and a long-term capital loss carryforward of $131,613 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(d)	Variable rate security. Rate as of August 31, 2016 is disclosed.

(e)	The Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid. When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.
(f)	Counterparty is Morgan Stanley Capital Services, Inc.
(g)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of August 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the value of Rule 144A holdings amounted to $11,836,760 or 47.0% of net assets.
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
OJSC	Open Joint-Stock Company
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	New Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

Swap Agreements.

The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At August 31, 2016, the Fund had the following open bilateral credit default swap agreements:

Sell Protection

Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	CDX.EM* Series 25, 5-Year	1.00%	6/20/2021	2.47%	$550,000	$(40,481)	$(35,382)	$5,099
Citibank, N.A.	CDX.EM* Series 25, 5-Year	1.00%	6/20/2021	2.47%	3,700,000	(280,985)	(238,018)	42,967
Deutsche Bank AG	CDX.EM* Series 25, 5-Year	1.00%	6/20/2021	2.47%	550,000	(37,062)	(35,382)	1,680

Total							$(308,782)	$49,746

(‡)	Notional value stated in U.S. dollars unless otherwise noted.

^	Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
*	CDX.EM is an index composed of emerging market credit default swaps.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At August 31, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	9/09/2016	Brazilian Real	1,300,000	$401,842	$36,160
Sell[1]	9/09/2016	Brazilian Real	1,300,000	401,842	(35,511)
Buy[2]	9/19/2016	Colombian Peso	730,000,000	244,788	(3,934)
Buy[1]	10/28/2016	Indonesian Rupiah	3,300,000,000	246,711	(944)
Sell[1]	10/28/2016	Indonesian Rupiah	3,300,000,000	246,711	3,289
Buy[1]	10/28/2016	Malaysian Ringgit	1,000,000	245,852	1,472
Sell[1]	10/28/2016	Malaysian Ringgit	1,000,000	245,852	3,898
Sell[2]	10/25/2016	Mexican Peso	13,450,000	711,597	21,553
Buy[3]	9/21/2016	New Russian Ruble	20,100,000	305,941	(695)
Sell[3]	9/21/2016	New Russian Ruble	20,100,000	305,941	5,205
Buy[1]	9/21/2016	South African Rand	4,700,000	318,496	7,200
Buy[4]	9/21/2016	South African Rand	3,400,000	230,401	(14,239)
Sell[4]	9/21/2016	South African Rand	3,400,000	230,401	9,161
Sell[1]	9/21/2016	South African Rand	4,700,000	318,496	4,236
Buy[1]	9/21/2016	Turkish Lira	910,000	306,388	(725)
Sell[1]	9/21/2016	Turkish Lira	910,000	306,388	758

Total					$36,884

[1]	Counterparty is Morgan Stanley & Co.
[2]	Counterparty is Credit Suisse International
[3]	Counterparty is Bank of America, N.A.
[4]	Counterparty is UBS AG

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At August 31, 2016, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index	9/16/2016	11	$488,345	$(1,356)
CBOE SPX Volatility Index	9/21/2016	1	14,575	(348)

Total				$(1,704)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes *	$—	$23,698,779	$—	$23,698,779
Senior Loans*	—	100,542	—	100,542
Purchased Options*(a)	23,190	—	—	23,190
Short-Term Investments	—	629,712	—	629,712

Total Investments	23,190	24,429,033	—	24,452,223

Bilateral Credit Default Swap Agreements (unrealized appreciation)	—	49,746	—	49,746
Forward Foreign Currency Contracts (unrealized appreciation)	—	92,932	—	92,932

Total	$23,190	$24,571,711	$—	$24,594,901

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(56,048)	$—	$(56,048)
Futures Contracts (unrealized depreciation)	(1,704)	—	—	(1,704)

Total	$(1,704)	$(56,048)	$—	$(57,752)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Includes a security valued at zero using level 2 inputs.

For the period ended August 31, 2016, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund currently uses include forward foreign currency contracts, futures contracts, option contracts and swap agreements.

The Fund seeks to provide high total investment return through a combination of high current income and capital appreciation. The Fund pursues its objective by generally obtaining its long investment exposures through direct cash investments and derivatives and short investment exposures substantially through derivatives, including forward foreign currency contracts, futures contracts, option contracts, swaptions and swap agreements. During the period ended August 31, 2016, the Fund used forward foreign currency contracts, futures contracts, purchased call options and credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts, interest rate swaptions and interest rate swap agreements to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended August 31, 2016, the Fund engaged in futures contracts and interest rate swap agreements to manage duration.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts and option contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended August 31, 2016, the Fund engaged in purchased put options for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of August 31, 2016:

Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Total
Over-the-counter asset derivatives Foreign exchange contracts	$—	$92,932	$92,932

Exchange-traded/cleared asset derivatives Equity contracts	23,190	—	23,190

Total asset derivatives	$23,190	$92,932	$116,122

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[2]	Swap agreements at value	Total
Over-the-counter liability derivatives Foreign exchange contracts	$(56,048)	$—	$—	$(56,048)
Credit contracts	—	—	(308,782)	(308,782)

Total over-the-counter asset derivatives	$(56,048)	$—	$(308,782)	$(364,830)

Exchange-traded/cleared liability derivatives Equity contracts	—	(1,704)	—	(1,704)

Total liability derivatives	$(56,048)	$(1,704)	$(308,782)	$(366,534)

[1]	Represents purchased options, at value. Including a purchased option valued at zero.
[2]	Represents cumulative unrealized appreciation (depreciation) on futures contracts.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

OTC derivatives, including forward foreign currency contracts, options and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of August 31, 2016, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Barclays Bank PLC.	$(35,382)	$—
Citibank, N.A.	(238,019)	378,070
Deutsche Bank AG	(35,381)	—
UBS AG	(5,078)	—

Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of August 31, 2016:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$851,002	$562,013

Industry Summary at August 31, 2016 (Unaudited)
Foreign Sovereign	13.2%
Sovereign	10.2
Banking	7.6
Telecom - Wireless	4.9
Integrated Energy	4.5
Telecom - Wireline Integrated & Services	4.2
Electric-Integrated	4.1
Government Guaranteed	3.5
Energy - Exploration & Production	3.5
Gas Distribution	3.0
Chemicals	2.9
Metals & Mining Excluding Steel	2.6
Software & Services	2.6
Transportation Infrastructure/Services	2.3
Cons/Comm/Lease Financing	2.0
Diversified Capital Goods	2.0
Other Investments, less than 2% each	21.4
Short-Term Investments	2.5

Total Investments	97.0
Other assets less liabilities (including swap agreements, forward foreign currency contracts and futures contracts)	3.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of August 31, 2016 (Unaudited)

Loomis Sayles Global Growth Fund

Shares	Description	Value (†)
Common Stocks – 99.2% of Net Assets

	Argentina – 3.1%
1,638	MercadoLibre, Inc.	$281,736

	Brazil – 2.2%
19,080	Companhia Brasileira de Meios de Pagamento	198,469

	China – 9.6%
5,209	Alibaba Group Holding Ltd., Sponsored ADR(b)	506,263
2,212	Baidu, Inc., Sponsored ADR(b)	378,407

		884,670

	Denmark – 3.8%
7,495	Novo Nordisk AS, Class B	350,772

	France – 6.6%
4,786	Danone	364,346
2,097	Sodexo S.A.	243,438

		607,784

	Germany – 4.7%
2,616	Adidas AG	434,800

	Ireland – 2.9%
13,500	Experian PLC	268,460

	Italy – 1.1%
34,400	Prada SpA	103,011

	Sweden – 1.4%
15,225	Elekta AB, Class B	130,082

	Switzerland – 8.5%
2,760	Nestle S.A., (Registered)	219,952
3,333	Novartis AG, (Registered)	262,517
1,229	Roche Holding AG	299,999

		782,468

	United Kingdom – 4.3%
3,304	ARM Holdings PLC	73,595
5,654	Diageo PLC	156,700
3,658	Unilever NV	168,309

		398,604

	United States – 51.0%
427	Alphabet, Inc., Class A(b)	337,266
483	Amazon.com, Inc.(b)	371,504
1,723	American Express Co.	112,994
5,735	Coca-Cola Co. (The)	249,071
3,112	Colgate-Palmolive Co.	231,346
680	Core Laboratories NV	76,011
2,874	Deere & Co.	242,997
2,934	Expeditors International of Washington, Inc.	148,607

Shares	Description	Value (†)
Common Stocks – continued

	United States – continued
2,753	Facebook, Inc., Class A(b)	$347,208
3,852	Microsoft Corp.	221,336
10,505	Oracle Corp.	433,016
3,275	Procter & Gamble Co. (The)	285,940
5,061	QUALCOMM, Inc.	319,197
3,745	Schlumberger Ltd.	295,855
3,835	SEI Investments Co.	176,794
4,133	Shire PLC	258,112
4,172	Visa, Inc., Class A	337,515
2,848	Yum! Brands, Inc.	258,342

		4,703,111

	Total Common Stocks (Identified Cost $8,439,185)	9,143,967

Principal Amount
Short-Term Investments – 4.4%
$ 400,652	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/2016 at 0.030% to be repurchased at $400,652 on 9/01/2016 collateralized by $385,000 U.S. Treasury Note, 2.500% due 8/15/2023 valued at $412,431 including accrued interest(c) (Identified Cost $400,652)	400,652

	Total Investments – 103.6% (Identified Cost $8,839,837)(a)	9,544,619
	Other assets less liabilities – (3.6)%	(330,386)

	Net Assets – 100.0%	$9,214,233

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of August 31, 2016, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$3,334,093	36.2%

[1]	Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At August 31, 2016, the net unrealized appreciation on investments based on a cost of $8,839,837 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$804,126
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(99,344)

Net unrealized appreciation	$704,782

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of August 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Denmark	$—	$350,772	$—	$350,772
France	—	607,784	—	607,784
Germany	—	434,800	—	434,800
Ireland	—	268,460	—	268,460
Italy	—	103,011	—	103,011
Sweden	—	130,082	—	130,082
Switzerland	—	782,468	—	782,468
United Kingdom	—	398,604	—	398,604
United States	4,444,999	258,112	—	4,703,111
All Other Common Stocks*	1,364,875	—	—	1,364,875

Total Common Stocks	5,809,874	3,334,093	—	9,143,967

Short-Term Investments	—	400,652	—	400,652

Total	$5,809,874	$3,734,745	$—	$9,544,619

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended August 31, 2016, there were no transfers among Levels 1, 2 and 3.

Industry Summary at August 31, 2016 (Unaudited)
Internet Software & Services	20.2%
Pharmaceuticals	9.9
Software	7.1
Food Products	6.4
IT Services	5.9
Textiles, Apparel & Luxury Goods	5.8
Household Products	5.6
Hotels, Restaurants & Leisure	5.4
Beverages	4.4
Semiconductors & Semiconductor Equipment	4.3
Energy Equipment & Services	4.0
Internet & Catalog Retail	4.0
Professional Services	2.9
Biotechnology	2.8
Machinery	2.6
Other Investments, less than 2% each	7.9
Short-Term Investments	4.4

Total Investments	103.6
Other assets less liabilities	(3.6)

Net Assets	100.0%

Currency Exposure Summary at August 31, 2016 (Unaudited)
United States Dollar	65.3%
Euro	13.1
Swiss Franc	8.5
British Pound	8.2
Danish Krone	3.8
Brazilian Real	2.2
Other, less than 2% each	2.5

Total Investments	103.6
Other assets less liabilities	(3.6)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of August 31, 2016 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans – 86.1% of Net Assets

	Aerospace & Defense – 0.8%
$ 889,387	Advanced Integration Technology LP, Term Loan, 7/22/2021(b)	$889,387
5,693,000	Advanced Integration Technology LP, Term Loan, 6.500%, 7/22/2021(c)	5,693,000
545,502	Cadence Aerospace LLC, Term Loan B, 7.000%, 5/09/2018(c)	512,772
4,366,803	Engility Corp., Term Loan B2, 5.750%, 8/12/2023(c)	4,396,846
3,044,555	WP CPP Holdings LLC, Term Loan B3, 4.500%, 12/28/2019(c)	2,930,384

		14,422,389

	Automotive – 3.8%
8,289,544	Dayco Products LLC, New Term Loan B, 5.250%, 12/12/2019(c)	8,289,544
1,472,000	Gates Global, Inc., Term Loan, 7/06/2021(b)	1,448,080
11,707,543	Gates Global, Inc., Term Loan B, 4.250%, 7/06/2021(c)	11,517,296
5,719,966	IBC Capital Ltd., 2nd Lien Term Loan, 8.000%, 9/09/2022(c)(d)(e)	5,090,770
4,892,000	J.D. Power and Associates, 1st Lien Term Loan, 5/24/2023(b)	4,910,345
9,737,595	Solera LLC, USD Term Loan B, 5.750%, 3/03/2023(c)	9,789,788
6,999,000	Tectum Holdings, Inc., Term Loan B, 8/24/2023(b)	6,990,251
2,458,000	Trader Corp., Term Loan, 8/09/2023(b)	2,459,548
8,183,413	U.S. Farathane LLC, Term Loan B2, 5.750%, 12/23/2021(c)	8,203,871
9,209,091	Wand Intermediate I LP, 2nd Lien Term Loan, 8.250%, 9/19/2022(c)	8,472,364

		67,171,857

	Banking – 0.2%
3,809,000	Diebold, Inc., USD Term Loan, 5.250%, 11/06/2023(c)	3,823,284

	Building Materials – 1.3%
6,114,902	Builders FirstSource, Inc., Reprice Term Loan B, 8/11/2022(b)	6,131,718
6,100,022	Contech Engineered Solutions LLC, New Term Loan, 6.250%, 4/29/2019(c)	6,079,709
2,782,648	Jeld-Wen, Inc., Term Loan B, 5.250%, 10/15/2021(c)	2,799,177
8,269,240	Munters Corp., Term Loan, 6.250%, 5/05/2021(c)	8,172,738

		23,183,342

	Chemicals – 4.7%
5,516,741	Allnex (Luxembourg) & Cy SCA, 2016 USD Term Loan B2, 5/31/2023(b)	5,540,904

Principal Amount	Description	Value (†)
Senior Loans – continued

	Chemicals – continued
$ 4,156,259	Allnex USA, Inc., USD Term Loan B3, 5/31/2023(b)	$4,174,463
1,800,000	Avantor Performance Materials Holdings, Inc., 2016 1st Lien Term Loan, 6/21/2022(b)	1,796,634
8,681,000	Avantor Performance Materials Holdings, Inc., 2016 1st Lien Term Loan, 6.000%, 6/21/2022(c)	8,664,767
10,307,000	Kraton Polymers LLC, Term Loan B, 6.000%, 1/06/2022(c)	10,313,493
7,187,433	MacDermid, Inc., USD 1st Lien Term Loan, 5.500%, 6/07/2020(c)	7,182,977
1,252,535	MacDermid, Inc., USD Term Loan B3, 5.500%, 6/07/2020(c)	1,251,909
8,818,920	Methanol Holdings (Trinidad) Ltd., Term Loan B, 4.250%, 6/30/2022(c)	8,664,589
2,000,000	Nexeo Solutions LLC, 2016 Term Loan, 6/09/2023(b)	2,006,260
5,191,000	Nexeo Solutions LLC, 2016 Term Loan, 5.250%, 6/09/2023(c)	5,207,248
1,674,000	OCI Beaumont LLC, Term Loan B3, 8/20/2019(b)	1,670,870
11,438,283	OCI Beaumont LLC, Term Loan B3, 7.750%, 8/20/2019(c)	11,416,893
6,184,300	Plaskolite, Inc., 1st Lien Term Loan, 5.500%, 11/03/2022(c)	6,179,167
9,268,851	Styrolution U.S. Holding LLC, USD Term Loan B, 6.500%, 11/07/2019(c)	9,280,437

		83,350,611

	Construction Machinery – 0.3%
6,738,429	Onsite U.S. Finco LLC, Term Loan, 5.500%, 7/30/2021(c)	5,154,899

	Consumer Cyclical Services – 6.8%
9,409,168	Access CIG LLC, 1st Lien Term Loan, 6.000%, 10/18/2021(c)	9,350,361
8,116,912	Active Network, Inc. (The), 1st Lien Term Loan, 5.500%, 11/13/2020(c)	8,056,035
1,355,000	Alorica, Inc., Term Loan B, 5.500%, 6/30/2022(c)	1,366,287
13,254,000	DTZ U.S. Borrower LLC, 2nd Lien Term Loan, 9.250%, 11/04/2022(c)	13,336,837
1,282,500	Imagine! Print Solutions, Inc., Term Loan B, 3/30/2022(b)	1,287,309
5,114,351	Imagine! Print Solutions, Inc., Term Loan B, 7.000%, 3/30/2022(c)	5,133,530
10,449,000	Mergermarket USA, Inc., 2nd Lien Term Loan, 7.500%, 2/04/2022(c)	9,874,305
8,425,633	Miller Heiman, Inc., Term Loan B, 7.000%, 9/30/2019(c)(d)(e)	5,266,021
1,624,279	SGS Cayman LP, 2014 Term Loan B, 6.000%, 4/23/2021(c)	1,616,157
11,330,685	SourceHov LLC, 2014 1st Lien Term Loan, 7.750%, 10/31/2019(c)	9,045,626
7,276,840	STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan, 6.250%, 6/30/2022(c)	7,122,207
6,977,820	Sutherland Global Services, Inc., Term Loan B, 6.000%, 4/23/2021(c)	6,942,931

Principal Amount	Description	Value (†)
Senior Loans – continued

	Consumer Cyclical Services – continued
$ 8,317,000	TruGreen LP, 1st Lien Term Loan B, 6.500%, 4/13/2023(c)	$8,358,585
8,671,000	U.S. Security Associates Holdings, Inc., 2016 Term Loan, 6.000%, 7/14/2023(c)	8,656,519
2,044,205	USAGM HoldCo LLC, 2016 Incremental Delayed Draw Term Loan, 2.250%, 7/28/2022(f)	2,040,383
10,302,795	USAGM HoldCo LLC, 2016 Incremental Term Loan, 5.500%, 7/28/2022(c)	10,283,528
2,090,115	William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, 5.250%, 5/06/2021(c)	2,092,080
10,072,000	William Morris Endeavor Entertainment LLC, 2nd Lien Term Loan, 8.250%, 5/06/2022(c)	10,046,820

		119,875,521

	Consumer Products – 2.9%
10,693,000	Advantage Sales & Marketing, Inc., 2014 2nd Lien Term Loan, 7.500%, 7/25/2022(c)	10,167,225
7,868,332	Bioplan USA, Inc., 2015 Term Loan, 5.750%, 9/23/2021(c)	7,120,840
10,600,000	NBTY, Inc., USD Term Loan B, 5/05/2023(b)	10,603,286
8,345,490	NYDJ Apparel LLC, Term Loan, 7.000%, 1/06/2020(c)	5,007,294
6,985,000	Ozark Holdings LLC, Term Loan B, 5.750%, 7/01/2023(c)	7,011,194
1,860,629	Polyconcept Investments BV, USD 2016 Term Loan B, 8/10/2023(b)	1,860,629
5,561,745	SRAM LLC, New Term Loan B, 4.015%, 4/10/2020(g)	5,325,371
2,000,000	Strategic Partners, Inc., 2016 Term Loan, 6/30/2023(b)	2,005,000
2,000,000	Strategic Partners, Inc., 2016 Term Loan, 6.250%, 6/30/2023(c)	2,005,000

		51,105,839

	Diversified Manufacturing – 1.2%
3,974,593	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(c)	1,589,837
2,000,000	CPI Acquisition, Inc., Term Loan B, 8/17/2022(b)	1,944,160
7,227,841	CPI Acquisition, Inc., Term Loan B, 5.500%, 8/17/2022(c)	7,026,040
2,538,000	Douglas Dynamics Holdings, Inc., New Term Loan, 5.250%, 12/31/2021(c)	2,544,345
8,168,479	NN, Inc., 2015 Term Loan B, 5.750%, 10/19/2022(c)	8,110,647

		21,215,029

	Electric – 4.0%
9,632,353	APLP Holdings LP, 2016 Term Loan B, 6.000%, 4/13/2023(c)	9,666,066
3,000,000	Dynegy, Inc., Escrow, 6/27/2023(b)	3,000,480
8,649,187	Mirion Technologies, Inc., Term Loan B, 5.750%, 3/31/2022(c)	8,627,564
7,965,132	PrimeLine Utility Services LLC, Term Loan, 6.500%, 11/12/2022(c)	7,955,176

Principal Amount	Description	Value (†)
Senior Loans – continued

	Electric – continued
$ 11,465,372	TerraForm AP Acquisition Holdings LLC, Term Loan B, 7.000%, 6/26/2022(c)	$11,236,065
29,918,093	TPF II Power LLC, Term Loan B, 10/02/2021(b)	30,037,765

		70,523,116

	Environmental – 0.8%
5,226,076	EnergySolutions LLC, New Term Loan, 6.750%, 5/29/2020(c)	5,173,815
3,369,000	EWT Holdings III Corp., 2nd Lien Term Loan, 8.500%, 1/15/2022(c)	3,335,310
5,118,786	SiteOne Landscape Supply, Inc., 2016 Term Loan B, 6.250%, 4/29/2022(c)	5,131,583

		13,640,708

	Finance Companies – 0.7%
11,347,000	iStar Financial, Inc., 2016 Term Loan B, 5.500%, 7/01/2020(c)	11,417,919

	Financial Other – 2.4%
6,520,172	Ascensus, Inc., Term Loan, 5.500%, 12/03/2022(c)	6,446,820
11,265,475	DBRS Ltd., Term Loan, 6.250%, 3/04/2022(c)	11,061,344
7,965,803	Eze Castle Software, Inc., New 2nd Lien Term Loan, 7.250%, 4/05/2021(c)	7,673,697
8,079,551	Institutional Shareholder Services, Inc., Term Loan, 5.000%, 4/30/2021(c)	7,958,358
4,135,000	Victory Capital Management Inc., Term Loan B, 10/31/2021(b)	4,008,386
4,405,000	Victory Capital Management, Inc., Term Loan B, 8.500%, 10/31/2021(c)	4,270,119

		41,418,724

	Food & Beverage – 1.5%
7,895,000	ASP MSG Acquisition Co., Inc., Term Loan B, 6.000%, 8/16/2023(c)	7,904,869
9,492,120	CPM Holdings, Inc., Term Loan B, 6.000%, 4/11/2022(c)	9,539,580
8,420,000	Give & Go Prepared Foods Corp., 1st Lien Term Loan, 6.500%, 6/23/2023(c)	8,356,850

		25,801,299

	Health Insurance – 0.6%
11,057,000	Sedgwick Claims Management Services, Inc., Incremental 2nd Lien Term Loan, 6.750%, 2/28/2022(c)	10,927,965

	Healthcare – 8.0%
5,707,206	21st Century Oncology Holdings, Inc., Term Loan, 7.125%, 4/30/2022(c)	5,421,845
8,528,456	ATI Holdings Acquisition, Inc., 2016 Term Loan, 5.500%, 5/10/2023(c)	8,571,098
3,672,667	CareCore National LLC, Term Loan B, 5.500%, 3/05/2021(c)	3,580,850
9,604,932	CDRH Parent, Inc., New 1st Lien Term Loan, 5.250%, 7/01/2021(c)	8,164,192

Principal Amount	Description	Value (†)
Senior Loans – continued

	Healthcare – continued
$ 11,781,339	CT Technologies Intermediate Holdings, Inc., New 1st Lien Term Loan, 5.250%, 12/01/2021(c)	$11,545,712
5,025,696	Explorer Holdings, Inc., 2016 Term Loan B, 6.000%, 5/02/2023(c)	5,046,100
10,247,790	FHC Health Systems, Inc., 2014 Term Loan, 5.000%, 12/23/2021(c)	10,017,215
31,958	Global Healthcare Exchange LLC, 2015 Term Loan B, 8/15/2022(b)	32,038
845,880	Global Healthcare Exchange LLC, 2015 Term Loan B, 5.250%, 8/15/2022(c)	847,995
2,000,000	Greatbatch Ltd., Term Loan B, 10/27/2022(b)	1,982,500
11,386,980	HC Group Holdings III, Inc., Term Loan B, 6.000%, 4/07/2022(c)	11,401,214
4,764,100	NMSC Holdings, Inc., 1st Lien Term Loan, 6.000%, 4/19/2023(c)	4,799,831
895,755	NVA Holdings, Inc., 2016 Term Loan, 5.500%, 8/14/2021(c)	895,755
6,184,102	NVA Holdings, Inc., 2nd Lien Term Loan, 8.000%, 8/14/2022(c)	6,140,318
5,403,215	Onex TSG Holdings II Corp., 1st Lien Term Loan, 5.000%, 7/31/2022(c)	5,421,208
8,602,000	Patterson Medical Holdings, Inc., 1st Lien Term Loan, 5.750%, 8/28/2022(c)	8,580,495
11,102,795	Steward Health Care System LLC, Term Loan B, 6.750%, 4/12/2020(c)	11,047,281
4,914,606	Surgery Center Holdings, Inc., New 1st Lien Term Loan, 5.250%, 11/03/2020(c)	4,914,606
11,358,337	Tecomet, Inc., 1st Lien Term Loan, 5.750%, 12/05/2021(c)	11,168,993
325,000	U.S. Renal Care, Inc., 2015 Term Loan B, 12/31/2022(b)	312,813
10,300,930	U.S. Renal Care, Inc., 2015 Term Loan B, 5.250%, 12/31/2022(c)	9,914,645
9,943,080	Vizient, Inc., 1st Lien Term Loan, 6.250%, 2/13/2023(c)	10,048,775

		139,855,479

	Home Construction – 0.6%
11,167,610	LBM Borrower LLC, 1st Lien Term Loan, 6.250%, 8/20/2022(c)	11,106,188

	Independent Energy – 1.2%
6,160,000	California Resources Corp., Second Out Term Loan, 8/04/2021(b)	6,452,600
5,894,000	Callon Petroleum Co., 2nd Lien Term Loan, 8.500%, 10/08/2021(c)	5,928,362
8,595,269	Chesapeake Energy Corp., Term Loan, 8/15/2021(b)	8,863,871

		21,244,833

	Industrial Other – 7.5%
8,551,000	Brickman Group Ltd. LLC, 2nd Lien Term Loan, 7.500%, 12/17/2021(c)	8,422,735
6,869,000	Crosby U.S. Acquisition Corp., 2nd Lien Term Loan, 7.000%, 11/22/2021(c)	4,501,324

Principal Amount	Description	Value (†)
Senior Loans – continued

	Industrial Other – continued
$ 7,028,680	Dexter Axle Co., USD Term Loan, 6.250%, 12/30/2022(c)	$7,022,846
9,619,590	Eastman Kodak Co., Exit Term Loan, 7.250%, 9/03/2019(c)	9,539,459
1,361,725	Filtration Group Corp., 2nd Lien Term Loan, 8.250%, 11/21/2021(c)	1,340,019
5,444,355	GCA Services Group, Inc., 2016 Term Loan, 5.750%, 3/01/2023(c)	5,476,096
5,581,030	Hampton Rubber Co., 1st Lien Term Loan, 5.000%, 3/27/2021(c)	4,353,204
4,914,355	Harland Clarke Holdings Corp., Term Loan B3, 7.000%, 5/22/2018(c)	4,829,583
5,239,784	Harland Clarke Holdings Corp., Term Loan B5, 7.000%, 12/31/2019(c)	5,139,337
6,604,408	Language Line LLC, 2015 1st Lien Term Loan, 6.500%, 7/07/2021(c)	6,594,105
1,004,000	LS Newco Pty Ltd., 2016 Term Loan B, 5/21/2022(b)	1,007,765
5,018,298	LTI Holdings, Inc., 1st Lien Term Loan, 5.250%, 4/16/2022(c)	4,911,659
2,312,958	McJunkin Red Man Corp., New Term Loan, 5.000%, 11/08/2019(c)	2,255,134
12,180,477	Merrill Communications LLC, 2015 Term Loan, 6.250%, 6/01/2022(c)	11,145,137
4,414,000	MTS Systems Corp., Term Loan B, 5.000%, 7/05/2023(c)	4,452,622
8,570,700	NES Global Talent Ltd., 1st Lien Term Loan, 6.500%, 10/03/2019(c)	7,627,923
8,907,310	North American Lifting Holdings, Inc., 1st Lien Term Loan, 5.500%, 11/27/2020(c)	6,791,824
7,680,000	Oxbow Carbon LLC, 2nd Lien Term Loan, 8.000%, 1/17/2020(c)	7,526,400
8,459,568	RedTop Luxembourg S.a.r.l., USD 2nd Lien Term Loan, 8.250%, 6/03/2021(c)	8,290,376
4,115,160	Research Now Group, Inc., Term Loan, 5.500%, 3/18/2021(c)(d)(e)	3,991,705
11,308,050	Trojan Battery Co. LLC, 2013 Term Loan, 5.750%, 6/11/2021(c)	11,223,240
5,407,500	WireCo WorldGroup, Inc., 2016 1st Lien Term Loan, 7/13/2023(b)	5,411,988

		131,854,481

	Internet & Data – 0.8%
625,000	Cision U.S., Inc., USD Term Loan B, 6/16/2023(b)	592,969
10,352,000	Cision U.S., Inc., USD Term Loan B, 7.000%, 6/16/2023(c)	9,821,460
4,806,549	YP LLC, USD Term Loan B, 8.000%, 6/04/2018(c)	4,494,123

		14,908,552

	Leisure – 2.5%
12,230,152	AMF Bowling Centers, Inc., 2016 Term Loan, 8/17/2023(b)	12,128,275
11,409,132	AMF Bowling Centers, Inc., Term Loan B, 7.250%, 9/18/2021(c)	11,366,348

Principal Amount	Description	Value (†)
Senior Loans – continued

	Leisure – continued
$ 4,543,000	Cast and Crew Payroll LLC, Term Loan B, 5.000%, 8/12/2022(c)	$4,452,140
6,727,165	CDS U.S. Intermediate Holdings, Inc., 1st Lien Term Loan, 5.000%, 7/08/2022(c)	6,648,659
3,931,000	CDS U.S. Intermediate Holdings, Inc., 2nd Lien Term Loan, 9.250%, 7/10/2023(c)	3,557,555
5,165,000	Leslie’s Poolmart, Inc., 2016 Term Loan, 7/27/2023(b)	5,197,281

		43,350,258

	Lodging – 0.5%
8,709,556	Four Seasons Holdings, Inc., 2nd Lien Term Loan, 7.750%, 12/27/2020(c)	8,727,671

	Media Entertainment – 3.7%
9,795,825	ALM Media Holdings, Inc., 1st Lien Term Loan, 5.500%, 7/31/2020(c)	9,477,461
8,239,700	Alpha Media LLC, 2016 Term Loan, 7.019%, 2/25/2022(g)	7,827,715
9,586,273	Cengage Learning Acquisitions, Inc., 2016 Term Loan B, 5.250%, 6/07/2023(c)	9,568,347
9,371,263	Cumulus Media Holdings, Inc., 2013 Term Loan, 4.250%, 12/23/2020(c)	6,505,249
2,388,068	Dex Media, Inc., Term Loan, 11.000%, 7/29/2021(c)	2,292,545
2,151,937	Extreme Reach, Inc., 1st Lien Term Loan, 7.250%, 2/07/2020(c)	2,165,387
7,588,000	Extreme Reach, Inc., 2nd Lien Term Loan, 11.000%, 1/24/2021(c)	7,222,865
5,633,079	iHeartCommunications, Inc., Term Loan D, 7.274%, 1/30/2019(c)	4,317,755
1,400,000	Penton Media, Inc., New 2nd Lien Term Loan, 10/02/2020(b)	1,396,500
5,456,000	Penton Media, Inc., New 2nd Lien Term Loan, 9.000%, 10/02/2020(c)	5,442,360
8,273,954	ProQuest LLC, New Term Loan B, 5.750%, 10/24/2021(c)	8,187,739

		64,403,923

	Metals & Mining – 0.9%
3,952,116	American Rock Salt Holdings LLC, 1st Lien Term Loan, 4.750%, 5/20/2021(c)	3,756,170
6,196,463	American Rock Salt Holdings LLC, Incremental Term Loan, 4.750%, 5/20/2021(c)	5,889,243
5,763,767	Global Brass & Copper, Inc., 2016 Term Loan B, 5.250%, 7/18/2023(c)	5,799,790

		15,445,203

	Midstream – 1.3%
10,367,000	Gulf Finance LLC, Term Loan B, 8/17/2023(b)	10,038,677
2,793,892	Targa Resources Corp., Term Loan B, 5.750%, 2/25/2022(c)	2,793,892
9,965,939	Veresen Midstream LP, Term Loan B1, 3/31/2022(b)	9,853,822

		22,686,391

Principal Amount	Description	Value (†)
Senior Loans – continued

	Natural Gas – 0.2%
$ 2,893,716	Southcross Energy Partners LP, 1st Lien Term Loan, 5.250%, 8/04/2021(c)	$2,334,274
1,670,106	Southcross Holdings Borrower LP, Exit Term Loan B, 3.500%, 4/13/2023(c)	1,408,450

		3,742,724

	Oil Field Services – 0.3%
316,667	Pinnacle Holdco S.a.r.l., 2nd Lien Term Loan, 10.500%, 7/24/2020(c)	221,667
5,489,727	Pinnacle Holdco S.a.r.l., Term Loan, 4.750%, 7/30/2019(c)	4,199,642
2,353,107	UTEX Industries, Inc., 1st Lien Term Loan 2014, 5.000%, 5/22/2021(c)	1,658,940

		6,080,249

	Other Utility – 0.7%
11,973,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(c)	11,853,270

	Packaging – 0.8%
8,838,168	Hilex Poly Co. LLC, Term Loan B, 6.000%, 12/05/2021(c)	8,882,359
5,307,853	PLZ Aeroscience Corp., USD Term Loan, 5.250%, 7/31/2022(c)	5,294,584

		14,176,943

	Property & Casualty Insurance – 3.3%
4,618,000	Alliant Holdings I, Inc., Incremental Term Loan B2, 5.000%, 8/12/2022(c)	4,618,000
2,196,405	AmWINS Group LLC, 2014 2nd Lien Term Loan, 9.500%, 9/04/2020(c)	2,218,369
13,836,812	Applied Systems, Inc., New 2nd Lien Term Loan, 7.500%, 1/24/2022(c)	13,875,694
7,985,920	AssuredPartners, Inc., 2015 1st Lien Term Loan, 5.750%, 10/21/2022(c)	8,012,513
2,843,314	Cunningham Lindsey U.S., Inc., 1st Lien Term Loan, 5.000%, 12/10/2019(c)	2,288,867
701,591	Cunningham Lindsey U.S., Inc., 2nd Lien Term Loan, 9.250%, 6/10/2020(c)(d)(e)	263,974
1,800,000	Hyperion Insurance Group Ltd, 2015 Term Loan B, 4/29/2022(b)	1,738,494
8,923,856	Hyperion Insurance Group Ltd., 2015 Term Loan B, 5.500%, 4/29/2022(c)	8,618,928
9,375,000	Mitchell International, Inc., New 2nd Lien Term Loan, 8.500%, 10/11/2021(c)	9,082,031
4,586,000	Vertafore, Inc., 2016 1st Lien Term Loan, 4.750%, 6/30/2023(c)	4,593,017
2,784,103	York Risk Services Holding Corp., Term Loan B, 4.750%, 10/01/2021(c)	2,470,891

		57,780,778

	Restaurants – 1.1%
7,679,000	Portillo’s Holdings LLC, 2nd Lien Term Loan, 8.000%, 8/01/2022(c)	7,640,605

Principal Amount	Description	Value (†)
Senior Loans – continued

	Restaurants – continued
$ 11,555,333	Red Lobster Management LLC, Term Loan B, 6.250%, 7/28/2021(c)	$11,584,221

		19,224,826

	Retailers – 6.2%
10,098,782	Academy Ltd., 2015 Term Loan B, 5.000%, 7/01/2022(c)	9,852,674
10,170,691	Ascena Retail Group, Inc., 2015 Term Loan B, 5.250%, 8/21/2022(c)	9,865,570
1,250,000	At Home Holding III, Inc., Term Loan, 6/03/2022(b)	1,240,625
6,786,026	At Home Holding III, Inc., Term Loan, 5.000%, 6/03/2022(c)	6,735,130
4,019,893	Bass Pro Group LLC, 2015 Term Loan, 4.000%, 6/05/2020(c)	3,998,106
10,319,400	BDF Acquisition Corp., 1st Lien Term Loan, 5.750%, 2/12/2021(c)	10,190,408
12,812,676	BJ’s Wholesale Club, Inc., New 2nd Lien Term Loan, 8.500%, 3/26/2020(c)	12,834,074
6,445,556	David’s Bridal, Inc., New Term Loan B, 5.000%, 10/11/2019(c)	6,021,245
8,766,638	Evergreen Acqco 1 LP, New Term Loan, 5.000%, 7/09/2019(c)	7,618,208
10,356,417	Jill Acquisition LLC, 2015 Term Loan, 6.000%, 5/08/2022(c)	10,149,289
11,030,090	Mattress Holding Corp., 2016 Incremental Term Loan, 6.250%, 10/20/2021(c)	11,016,303
5,046,913	Neiman Marcus Group, Inc. (The), 2020 Term Loan, 4.250%, 10/25/2020(c)	4,731,480
5,579,058	Petco Animal Supplies, Inc., 2016 Term Loan B1, 5.000%, 1/26/2023(c)	5,624,751
5,225,456	Talbots, Inc. (The), 1st Lien Term Loan, 5.500%, 3/19/2020(c)	5,088,288
3,404,797	Talbots, Inc. (The), 2nd Lien Term Loan, 9.500%, 3/19/2021(c)	3,155,123

		108,121,274

	Technology – 7.0%
9,939,669	AF Borrower LLC, 1st Lien Term Loan, 6.250%, 1/28/2022(c)	9,914,819
9,585,513	Aptean, Inc., 1st Lien Term Loan, 5.250%, 2/26/2020(c)	9,489,658
3,561,000	Aptean, Inc., 2nd Lien Term Loan, 8.500%, 2/26/2021(c)	3,485,329
8,863,667	Aricent Technologies, 1st Lien Term Loan, 5.500%, 4/14/2021(c)	7,705,895
8,272,657	EIG Investors Corp., 2013 Term Loan, 6.480%, 11/09/2019(c)	7,790,113
2,713,255	EIG Investors Corp., 2016 Term Loan, 6.000%, 2/09/2023(c)	2,457,748
2,246,000	Hyland Software, Inc., 2nd Lien Term Loan, 8.250%, 7/01/2023(c)	2,248,808
4,191,000	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(c)(d)(e)	2,996,565
7,488,709	IQOR U.S., Inc., Term Loan B, 6.000%, 4/01/2021(c)	6,365,402

Principal Amount	Description	Value (†)
Senior Loans – continued

	Technology – continued
$ 3,809,000	M/A-COM Technology Solutions Holdings, Inc., Term Loan, 5/07/2021(b)	$3,825,683
3,462,000	MH Sub I LLC, 1st Lien Term Loan, 4.750%, 7/08/2021(c)	3,449,018
4,243,000	MH Sub I LLC, 2nd Lien Term Loan, 8.500%, 7/08/2022(c)	4,168,747
6,690,809	MSC Software Corp., 1st Lien Term Loan, 5.000%, 5/29/2020(c)	6,623,901
7,973,822	Openlink International Intermediate, Inc., 2017 Term Loan, 7.750%, 7/29/2019(c)	7,927,334
4,443,038	P2 Upstream Acquisition Co., 1st Lien Term Loan, 5.000%, 10/30/2020(c)	4,143,133
8,597,474	Presidio, Inc., Refi Term Loan, 5.250%, 2/02/2022(c)	8,572,885
27,988	Rocket Software, Inc., New Term Loan, 5.750%, 2/08/2018(c)	28,023
11,762,337	Sirius Computer Solutions, Inc., 1st Lien Term Loan, 6.000%, 10/30/2022(c)	11,826,089
9,897,698	SurveyMonkey, Inc., Term Loan B, 6.250%, 2/05/2019(c)	9,823,465
7,425,390	Veritas U.S., Inc., USD Term Loan B1, 6.625%, 1/27/2023(c)	6,825,196
2,848,614	Western Digital Corp., USD 2016 Term Loan B1, 4.500%, 4/29/2023(c)	2,863,370

		122,531,181

	Transportation Services – 1.9%
8,064,405	OSG Bulk Ships, Inc., OBS Term Loan, 5.250%, 8/05/2019(c)	7,983,761
9,595,244	OSG International, Inc., OIN Term Loan, 5.750%, 8/05/2019(c)	9,511,286
7,850,000	Uber Technologies, Term Loan B, 5.000%, 7/13/2023(c)	7,854,945
9,034,128	YRC Worldwide, Inc., Term Loan, 8.000%, 2/13/2019(c)	8,492,080

		33,842,072

	Utility Other – 0.3%
5,327,000	Aclara Technologies, 2016 Term Loan B, 8/17/2023(b)	5,287,048

	Wireless – 1.3%
18,692,000	Asurion LLC, New 2nd Lien Term Loan, 8.500%, 3/03/2021(c)	18,617,232
3,468,000	Lonestar Intermediate Super Holdings LLC, PIK Term Loan B, 8/10/2021(b)	3,449,793

		22,067,025

	Wirelines – 4.0%
150,000	Communications Sales & Leasing, Inc., Term Loan B, 10/24/2022(b)	150,000
10,287,323	Communications Sales & Leasing, Inc., Term Loan B, 5.000%, 10/24/2022(c)	10,287,323
6,279,900	Coral U.S. Co-Borrower LLC, Term Loan B1, 5.500%, 12/30/2022(c)	6,313,937
5,138,100	Coral U.S. Co-Borrower LLC, Term Loan B2, 5.830%, 12/30/2022(c)	5,165,949

Principal Amount	Description	Value (†)
Senior Loans – continued

	Wirelines – continued
$ 3,571,234	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(c)	$3,566,770
9,738,754	Integra Telecom, Inc., 2015 1st Lien Term Loan, 5.250%, 8/14/2020(c)	9,636,497
4,526,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/12/2021(c)(d)(e)	4,285,579
7,990,473	LTS Buyer LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(c)	7,980,484
10,385,060	Nextgen Networks Pty Ltd., USD Term Loan B, 5.000%, 5/31/2021(c)	10,030,202
12,493,343	U.S. Telepacific Corp., Term Loan, 6.000%, 11/25/2020(c)	12,149,776

		69,566,517

	Total Senior Loans (Identified Cost $1,558,153,281)	1,510,889,388

Bonds and Notes – 9.8%

	Building Materials – 0.4%
7,340,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	6,569,300

	Cable Satellite – 0.7%
12,918,655	Wave Holdco LLC/Wave Holdco Corp., PIK, 8.250%, 7/15/2019, 144A(h)	12,983,248

	Chemicals – 1.0%
8,430,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	8,134,950
9,295,000	Perstorp Holding AB, 11.000%, 8/15/2017, 144A	9,156,598

		17,291,548

	Consumer Products – 0.5%
7,874,000	Serta Simmons Bedding LLC, 8.125%, 10/01/2020, 144A	8,208,645

	Environmental – 0.6%
10,311,000	GFL Environmental, Inc., 7.875%, 4/01/2020, 144A	10,671,885

	Financial Other – 0.2%
3,335,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	3,385,025

	Healthcare – 0.5%
9,200,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	9,522,000

	Independent Energy – 0.8%
6,275,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	5,490,625
8,975,000	Halcon Resources Corp., 8.625%, 2/01/2020, 144A	8,526,250

		14,016,875

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Metals & Mining – 0.9%
$ 4,650,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	$4,394,250
10,430,000	Petra Diamonds U.S. Treasury PLC, 8.250%, 5/31/2020, 144A	10,456,075

		14,850,325

	Midstream – 0.1%
1,985,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	1,863,419

	Non-Agency Commercial Mortgage-Backed Securities – 0.3%
5,388,947	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(d)(e)	5,444,992

	Pharmaceuticals – 0.7%
12,680,000	Valeant Pharmaceuticals International, Inc., 6.750%, 8/15/2018, 144A	12,716,772

	Property & Casualty Insurance – 0.7%
12,182,000	HUB International Ltd., 7.875%, 10/01/2021, 144A	12,456,095

	Technology – 0.7%
12,206,000	Blackboard, Inc., 7.750%, 11/15/2019, 144A	11,473,640

	Wirelines – 1.7%
11,595,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	11,855,888
18,065,000	Windstream Services LLC, 7.750%, 10/01/2021	18,019,837

		29,875,725

	Total Bonds and Notes (Identified Cost $168,824,998)	171,329,494

Shares
Preferred Stocks – 0.3%

	Pharmaceuticals – 0.3%
6,693	Allergan PLC, Series A, 5.500% (Identified Cost $6,693,000)	5,572,993

Common Stocks – 0.4%

	Energy Equipment & Services – 0.0%
134,877	Hercules Offshore, Inc.(i)	178,712

	Internet Software & Services – 0.1%
487,202	Dex Media, Inc.(i)(j)	968,558

	Oil, Gas & Consumable Fuels – 0.3%
454,731	Magnum Hunter Resources Corp.(i)	5,684,137
47,625	Rex Energy Corp.(i)	27,623
1,853	Southcross Holdings Group LLC(i)(j)	—

Shares	Description	Value (†)
Common Stocks – continued

	Oil, Gas & Consumable Fuels – continued
1,853	Southcross Holdings LP, Class A(i)(j)	$606,857

		6,318,617

	Total Common Stocks (Identified Cost $17,499,130)	7,465,887

Principal Amount
Short-Term Investments – 10.9%
$ 1,759,868	Repurchase Agreement with State Street Bank and Trust Company, dated 8/31/2016 at 0.000% to be repurchased at $1,759,868 on 9/01/2016 collateralized by $1,771,200 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $1,795,070 including accrued interest(k)	1,759,868
188,649,827	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/2016 at 0.030% to be repurchased at $188,649,985 on 9/01/2016 collateralized by $3,610,000 Federal National Mortgage Association, 1.375% due 11/15/2016 valued at $3,632,563; $180,715,000 U.S. Treasury Note, 0.625% due 12/31/2016 valued at $180,940,894; $4,110,000 U.S. Treasury Note, 2.750% due 11/15/2023 valued at $4,510,854; $960,000 Federal Home Loan Mortgage Corp., 0.875% due 2/22/2017 valued at $962,400; $2,325,000 U.S. Treasury Note, 3.125% due 4/30/2017 valued at $2,386,031 including accrued interest (k)	188,649,827

	Total Short-Term Investments (Identified Cost $190,409,695)	190,409,695

	Total Investments – 107.5% (Identified Cost $1,941,580,104)(a)	1,885,667,457
	Other assets less liabilities – (7.5)%	(130,797,201)

	Net Assets – 100.0%	$1,754,870,256

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been substantiated by the adviser are considered and classified as fair valued securities.

As of August 31, 2016, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$ 27,339,606	1.6%	$1,575,415	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At August 31, 2016, the net unrealized depreciation on investments based on a cost of $1,944,858,213 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$13,961,673
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(73,152,429)

Net unrealized depreciation	$(59,190,756)

At November 30, 2015, the Fund had a short-term capital loss carryforward of $11,510,617 with no expiration date and a long term capital loss carryforward of $32,396,710 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Position is unsettled. Contract rate was not determined at August 31, 2016 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Variable rate security. Rate as of August 31, 2016 is disclosed.
(d)	Illiquid security.

(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At August 31, 2016, the value of these securities amounted to $27,339,606 or 1.6% of net assets.
(f)	Unfunded loan commitment. Represents a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
(g)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at August 31, 2016.
(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended August 31, 2016, interest payments were made in cash and additional debt securities.
(i)	Non-income producing security.
(j)	Fair valued by the Fund’s adviser. At August 31, 2016, the value of these securities amounted to $1,575,415 or less than 0.1% of net assets.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of August 31, 2016, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the value of Rule 144A holdings amounted to $141,924,238 or 8.1% of net assets.
PIK	Payment-in-Kind

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2016, at value:

Description	Level 1	Level 2	Level 3		Total
Senior Loans
Diversified Manufacturing	$—	$19,625,192	$1,589,837	(a)	$21,215,029
All Other Senior Loans*	—	1,489,674,359	—		1,489,674,359

Total Senior Loans	—	1,509,299,551	1,589,837		1,510,889,388

Bonds and Notes
Non-Agency Commercial Mortgage-Backed Securities	—	—	5,444,992	(a)	5,444,992
All Other Bonds and Notes*	—	165,884,502	—		165,884,502

Total Bonds and Notes	—	165,884,502	5,444,992		171,329,494

Preferred Stocks*	5,572,993	—	—		5,572,993
Common Stocks
Internet Software & Services	—	—	968,558	(b)	968,558
Oil, Gas & Consumable Fuels**	5,711,760	—	606,857	(b)	6,318,617
All Other Common Stocks*	178,712	—	—		178,712

Total Common Stocks	5,890,472	—	1,575,415		7,465,887

Short-Term Investments	—	190,409,695	—		190,409,695

Total	$11,463,465	$1,865,593,748	$8,610,244		$1,885,667,457

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
**	Includes a security fair valued at zero using Level 3 inputs.
(a)	Valued using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(b)	Fair valued by the Fund’s adviser.

For the period ended August 31, 2016, there were no transfers among Levels 1, 2 and 3

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair values as of November 30, 2015 and/or August 31, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of November 30, 2015		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at August 31, 2016
Senior Loans Diversified Manufacturing	$—		$236,038	$12,240	$(216,233)	$1,578,122	$(20,330)	$—	$—	$1,589,837	$(216,233)
Bonds and Notes Non-Agency Commercial Mortgage-Backed Securities	5,355,286		—	—	93,253	—	(3,547)	—	—	5,444,992	93,229
Technology	—	(a)	—	(2,045,646)	2,045,647	—	(1)	—	—	—	—
Common Stocks Diversified Consumer Services	—	(a)	—	1	—	—	(1)	—	—	—	—
Internet Software & Services Oil, Gas &	—		—	—	968,558	—	—	—	—	968,558	968,558
Consumable Fuels	—		—	—	606,857	—	—	—	—	606,857	606,857

Total	$5,355,286		$236,038	$(2,033,405)	$3,498,082	$1,578,122	$(23,879)	$—	$—	$8,610,244	$1,452,411

(a)	Fair valued at zero.

Industry Summary at August 31, 2016 (Unaudited)
Healthcare	8.5%
Technology	7.7
Industrial Other	7.5
Consumer Cyclical Services	6.8
Retailers	6.2
Chemicals	5.7
Wirelines	5.7
Electric	4.0
Property & Casualty Insurance	4.0
Automotive	3.8
Media Entertainment	3.7
Consumer Products	3.4
Financial Other	2.6
Leisure	2.5
Independent Energy	2.0
Other Investments, less than 2% each	22.5
Short-Term Investments	10.9

Total Investments	107.5
Other assets less liabilities	(7.5)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of August 31, 2016 (Unaudited)

Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks – 98.8% of Net Assets

	Aerospace & Defense – 4.8%
38,100	General Dynamics Corp.	$5,799,582

	Banks – 6.4%
53,000	Citigroup, Inc.	2,530,220
104,275	Wells Fargo & Co.	5,297,170

		7,827,390

	Capital Markets – 4.3%
48,425	Moody’s Corp.	5,263,313

	Consumer Finance – 2.0%
37,450	American Express Co.	2,455,971

	Diversified Financial Services – 2.4%
19,800	Berkshire Hathaway, Inc., Class B(b)	2,979,702

	Food & Staples Retailing – 5.7%
85,425	Walgreens Boots Alliance, Inc.	6,894,652

	Health Care Equipment & Supplies – 6.2%
86,375	Medtronic PLC	7,517,216

	Health Care Providers & Services – 13.6%
48,150	Amsurg Corp.(b)	3,125,898
57,375	Centene Corp.(b)	3,918,139
51,000	HCA Holdings, Inc.(b)	3,853,050
41,900	UnitedHealth Group, Inc.	5,700,495

		16,597,582

	Industrial Conglomerates – 4.1%
43,400	Honeywell International, Inc.	5,065,214

	Insurance – 2.0%
49,375	Arthur J. Gallagher & Co.	2,439,619

	Internet & Catalog Retail – 4.8%
4,160	Priceline Group, Inc. (The)(b)	5,893,597

	Internet Software & Services – 7.1%
1,350	Alphabet, Inc., Class A(b)	1,066,297
9,835	Alphabet, Inc., Class C(b)	7,543,937

		8,610,234

	IT Services – 3.7%
48,000	Broadridge Financial Solutions, Inc.	3,326,400
12,350	MasterCard, Inc., Class A	1,193,380

		4,519,780

	Life Sciences Tools & Services – 4.0%
31,725	Thermo Fisher Scientific, Inc.	4,828,228

Shares	Description	Value (†)
Common Stocks – continued

	Media – 4.7%
22,518	Charter Communications, Inc., Class A(b)	$5,791,855

	Oil, Gas & Consumable Fuels – 2.8%
131,775	Enterprise Products Partners LP	3,478,860

	Semiconductors & Semiconductor Equipment – 8.3%
33,500	Broadcom Ltd.	5,910,070
60,200	Texas Instruments, Inc.	4,186,308

		10,096,378

	Software – 4.4%
93,025	Microsoft Corp.	5,345,216

	Specialty Retail – 3.3%
166,250	Michaels Cos., Inc. (The)(b)	3,983,350

	Technology Hardware, Storage & Peripherals – 4.2%
48,000	Apple, Inc.	5,092,800

	Total Common Stocks (Identified Cost $107,428,014)	120,480,539

Principal Amount
Short-Term Investments – 2.5%

$ 3,050,429	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/2016 at 0.030% to be repurchased at $3,050,432 on 9/01/2016 collateralized by $2,905,000 U.S. Treasury Note, 2.500% due 8/15/2023 valued at $3,111,981 including accrued interest(c) (Identified Cost $3,050,429)	3,050,429

	Total Investments – 101.3% (Identified Cost $110,478,443)(a)	123,530,968
	Other assets less liabilities – (1.3)%	(1,634,232)

	Net Assets – 100.0%	$121,896,736

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At August 31, 2016, the net unrealized appreciation on investments based on a cost of $110,478,443 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$14,165,101
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,112,576)

Net unrealized appreciation	$13,052,525

At November 30, 2015, post-October capital loss deferrals were $ 2,006,489. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of August 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$120,480,539	$—	$—	$120,480,539
Short-Term Investments	—	3,050,429	—	3,050,429

Total	$120,480,539	$3,050,429	$—	$123,530,968

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended August 31, 2016, there were no transfers among Levels 1, 2 and 3.

Industry Summary at August 31, 2016 (Unaudited)
Health Care Providers & Services	13.6%
Semiconductors & Semiconductor Equipment	8.3
Internet Software & Services	7.1
Banks	6.4
Health Care Equipment & Supplies	6.2
Food & Staples Retailing	5.7
Internet & Catalog Retail	4.8
Aerospace & Defense	4.8
Media	4.7
Software	4.4
Capital Markets	4.3
Technology Hardware, Storage & Peripherals	4.2
Industrial Conglomerates	4.1
Life Sciences Tools & Services	4.0
IT Services	3.7
Specialty Retail	3.3
Oil, Gas & Consumable Fuels	2.8
Diversified Financial Services	2.4
Consumer Finance	2.0
Insurance	2.0
Short-Term Investments	2.5

Total Investments	101.3
Other assets less liabilities	(1.3)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	October 24, 2016

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	October 24, 2016